Debt - Debt for Apache and Subsidiaries (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Notes interest rate	4.375%
5.25% notes due 2013 [Member]
Debt Instrument [Line Items]
Notes interest rate	5.25%	5.25%
Debt maturity year	2013	2013
6.0% notes due 2013 [Member]
Debt Instrument [Line Items]
Notes interest rate	6.00%	6.00%
Debt maturity year	2013	2013
5.625% notes due 2017 [Member]
Debt Instrument [Line Items]
Notes interest rate	5.625%	5.625%
Debt maturity year	2017	2017
One Point Seven Five Percentage Notes Due Twenty Seventeen [Member]
Debt Instrument [Line Items]
Notes interest rate	1.75%	1.75%
Debt maturity year	2017	2017
6.9% notes due 2018 [Member]
Debt Instrument [Line Items]
Notes interest rate	6.90%	6.90%
Debt maturity year	2018	2018
7.0% notes due 2018 [Member]
Debt Instrument [Line Items]
Notes interest rate	7.00%	7.00%
Debt maturity year	2018	2018
7.625% notes due 2019 [Member]
Debt Instrument [Line Items]
Notes interest rate	7.625%	7.625%
Debt maturity year	2019	2019
3.625% notes due 2021 [Member]
Debt Instrument [Line Items]
Notes interest rate	3.625%	3.625%
Debt maturity year	2021	2021
Three Point Two Five Percentage Notes Due Twenty Twenty Two [Member]
Debt Instrument [Line Items]
Notes interest rate	3.25%	3.25%
Debt maturity year	2022	2022
Two Point Six Two Five Percentage Notes Due Twenty Twenty Three [Member]
Debt Instrument [Line Items]
Notes interest rate	2.625%	2.625%
Debt maturity year	2023	2023
7.7% notes due 2026 [Member]
Debt Instrument [Line Items]
Notes interest rate	7.70%	7.70%
Debt maturity year	2026	2026
7.95% notes due 2026 [Member]
Debt Instrument [Line Items]
Notes interest rate	7.95%	7.95%
Debt maturity year	2026	2026
6.0% notes due 2037 [Member]
Debt Instrument [Line Items]
Notes interest rate	6.00%	6.00%
Debt maturity year	2037	2037
5.1% notes due 2040 [Member]
Debt Instrument [Line Items]
Notes interest rate	5.10%	5.10%
Debt maturity year	2040	2040
5.25% notes due 2042 [Member]
Debt Instrument [Line Items]
Notes interest rate	5.25%	5.25%
Debt maturity year	2042	2042
Four Point Seven Five Percentage Notes Due Twenty Forty Three [Member]
Debt Instrument [Line Items]
Notes interest rate	4.75%	4.75%
Debt maturity year	2043	2043
Four Point Two Five Percentage Notes Due Twenty Forty Four [Member]
Debt Instrument [Line Items]
Notes interest rate	4.25%	4.25%
Debt maturity year	2044	2044
7.375% debentures due 2047 [Member]
Debt Instrument [Line Items]
Notes interest rate	7.325%	7.375%
Debt maturity year	2047	2047
7.625% debentures due 2096 [Member]
Debt Instrument [Line Items]
Notes interest rate	7.625%	7.625%
Debt maturity year	2096	2096
Apache Finance Canada 4.375% notes due 2015 [Member]
Debt Instrument [Line Items]
Notes interest rate	4.375%	4.375%
Debt maturity year	2015	2015
Notes Due In Twenty Sixteen And Twenty Seventeen [Member]
Debt Instrument [Line Items]
Debt maturity year	2016	2016
Apache finance Canada 7.75% notes due 2029 [Member]
Debt Instrument [Line Items]
Notes interest rate	7.75%	7.75%
Debt maturity year	2029	2029